Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000101218
Account Value [Line Items]
Line Graph and Table Measure Name	Astor Dynamic Allocation Fund
Account Value	$ 16,019	$ 15,065	$ 13,530	$ 12,929	$ 13,840	$ 11,709	$ 11,950	$ 11,803	$ 10,532	$ 9,753	$ 9,525
C000082963
Account Value [Line Items]
Line Graph and Table Measure Name	Astor Dynamic Allocation Fund
Account Value	$ 15,592	14,789	13,369	12,880	13,883	11,840	12,174	12,112	10,893	10,160	10,000
C000079614
Account Value [Line Items]
Line Graph and Table Measure Name	Astor Dynamic Allocation Fund
Account Value	$ 17,237	16,178	14,486	13,806	14,750	12,448	12,668	12,484	11,116	10,262	10,000
C000100899
Account Value [Line Items]
Line Graph and Table Measure Name	Astor Sector Allocation Fund
Account Value	$ 17,924	16,331	14,572	14,005	14,937	11,501	11,527	11,452	10,105	9,098	9,524
C000100901
Account Value [Line Items]
Line Graph and Table Measure Name	Astor Sector Allocation Fund
Account Value	$ 17,459	16,024	14,413	13,957	14,988	11,628	11,742	11,753	10,458	9,481	10,000
C000136883
Account Value [Line Items]
Line Graph and Table Measure Name	Astor Sector Allocation Fund
Account Value	$ 19,292	17,530	15,607	14,961	15,913	12,224	12,220	12,103	10,666	9,573	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,790	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,790	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,790	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,989	$ 30,936	$ 25,327	$ 22,410	$ 23,500	$ 17,223	$ 15,384	$ 14,246	$ 12,256	$ 10,561	$ 10,000